Shareholder Fees	Jan. 28, 2026
FullerThaler Behavioral Small-Cap Equity Fund | FullerThaler Behavioral Small-Cap Equity Fund A Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
FullerThaler Behavioral Small-Cap Equity Fund | FullerThaler Behavioral Small-Cap Equity Fund C Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
FullerThaler Behavioral Small-Cap Equity Fund | FullerThaler Behavioral Small-Cap Equity Fund Investor Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
FullerThaler Behavioral Small-Cap Equity Fund | FullerThaler Behavioral Small-Cap Equity Fund Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
FullerThaler Behavioral Small-Cap Equity Fund | FullerThaler Behavioral Small-Cap Equity Fund R6 Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
FullerThaler Behavioral Small-Cap Growth Fund | FullerThaler Behavioral Small-Cap Growth Fund A Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
FullerThaler Behavioral Small-Cap Growth Fund | FullerThaler Behavioral Small-Cap Growth Fund C Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
FullerThaler Behavioral Small-Cap Growth Fund | FullerThaler Behavioral Small-Cap Growth Fund Investor Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
FullerThaler Behavioral Small-Cap Growth Fund | FullerThaler Behavioral Small-Cap Growth Fund Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
FullerThaler Behavioral Small-Cap Growth Fund | FullerThaler Behavioral Small-Cap Growth Fund R6 Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
FullerThaler Behavioral Mid-Cap Value Fund | FullerThaler Behavioral Mid-Cap Value Fund A Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
FullerThaler Behavioral Mid-Cap Value Fund | FullerThaler Behavioral Mid-Cap Value Fund C Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
FullerThaler Behavioral Mid-Cap Value Fund | FullerThaler Behavioral Mid-Cap Value Fund Investor Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
FullerThaler Behavioral Mid-Cap Value Fund | FullerThaler Behavioral Mid-Cap Value Fund Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
FullerThaler Behavioral Mid-Cap Value Fund | FullerThaler Behavioral Mid-Cap Value Fund R6 Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
FullerThaler Behavioral Unconstrained Equity Fund | FullerThaler Behavioral Unconstrained Equity Fund A Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
FullerThaler Behavioral Unconstrained Equity Fund | FullerThaler Behavioral Unconstrained Equity Fund C Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
FullerThaler Behavioral Unconstrained Equity Fund | FullerThaler Behavioral Unconstrained Equity Fund Investor Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]
FullerThaler Behavioral Unconstrained Equity Fund | FullerThaler Behavioral Unconstrained Equity Fund Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
FullerThaler Behavioral Unconstrained Equity Fund | FullerThaler Behavioral Unconstrained Equity Fund R6 Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
FullerThaler Behavioral Small-Mid Core Equity Fund | FullerThaler Behavioral Small-Mid Core Equity Fund A Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
FullerThaler Behavioral Small-Mid Core Equity Fund | FullerThaler Behavioral Small-Mid Core Equity Fund C Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	[2]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[2]
FullerThaler Behavioral Small-Mid Core Equity Fund | FullerThaler Behavioral Small-Mid Core Equity Fund Investor Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	[2]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[2]
FullerThaler Behavioral Small-Mid Core Equity Fund | FullerThaler Behavioral Small-Mid Core Equity Fund Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
FullerThaler Behavioral Small-Mid Core Equity Fund | FullerThaler Behavioral Small-Mid Core Equity Fund R6 Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	[2]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[2]
FullerThaler Behavioral Micro-Cap Equity Fund | FullerThaler Behavioral Micro-Cap Equity Fund A Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	[3]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[3]
FullerThaler Behavioral Micro-Cap Equity Fund | FullerThaler Behavioral Micro-Cap Equity Fund C Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	[3]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[3]
FullerThaler Behavioral Micro-Cap Equity Fund | FullerThaler Behavioral Micro-Cap Equity Fund Investor Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	[3]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[3]
FullerThaler Behavioral Micro-Cap Equity Fund | FullerThaler Behavioral Micro-Cap Equity Fund Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
FullerThaler Behavioral Micro-Cap Equity Fund | FullerThaler Behavioral Micro-Cap Equity Fund R6 Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	[3]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[3]
FullerThaler Behavioral Mid-Cap Equity Fund | FullerThaler Behavioral Mid-Cap Equity Fund A Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
FullerThaler Behavioral Mid-Cap Equity Fund | FullerThaler Behavioral Mid-Cap Equity Fund C Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
FullerThaler Behavioral Mid-Cap Equity Fund | FullerThaler Behavioral Mid-Cap Equity Fund Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
FullerThaler Behavioral Mid-Cap Equity Fund | FullerThaler Behavioral Mid-Cap Equity Fund R6 Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%

[1]	The Fund’s Investor Shares have been approved by the Capitol Series Trust’s (the “Trust”) Board of Trustees but are not yet available for purchase and are not being offered at this time. The Fund’s Investor Shares will be offered for sale at a later date. Because the Fund’s Investor Shares have no operating history, ‘Other Expenses’ for this share class is based on estimated expenses for the current fiscal year.
[2]	The Fund’s Investor Shares have been approved by the Capitol Series Trust’s (the “Trust”) Board of Trustees but are not yet available for purchase and are not being offered at this time. The Fund’s Investor Shares will be offered for sale at a later date. Because the Fund’s Investor Shares have no operating history, ‘Other Expenses’ for the share class are based on estimated expenses for the current fiscal year.
[3]	The Fund’s A Shares, C Shares, Investor Shares and R6 Shares have been approved by the Capitol Series Trust’s (the “Trust”) Board of Trustees but are not yet available for purchase and are not being offered at this time. The Fund’s A Shares, C Shares, Investor Shares, and R6 Shares will be offered for sale at a later date. Because the Fund’s A Shares, C Shares, Investor Shares and R6 Shares have no operating history, ‘Other Expenses’ for these share classes are based on estimated expenses for the current fiscal year.